Federated Hermes Government Ultrashort Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—35.8%
		Federal Home Loan Mortgage Corporation REMIC—11.3%
$ 91,451		Series 242, Class F29, 2.641% (1-month USLIBOR +0.250%), 11/15/2036	$ 91,169
69,985		Series 244, Class F22, 2.741% (1-month USLIBOR +0.350%), 12/15/2036	70,226
164,891		Series 244, Class F30, 2.691% (1-month USLIBOR +0.300%), 12/15/2036	165,432
13,921,860		Series 317, Class F3, 2.911% (1-month USLIBOR +0.520%), 11/15/2043	14,003,883
21,909		Series 1534, Class J, 3.291% (1-month USLIBOR +0.900%), 6/15/2023	21,937
34,533		Series 1632, Class FB, 3.591% (1-month USLIBOR +1.200%), 11/15/2023	34,661
65,866		Series 2111, Class MA, 2.891% (1-month USLIBOR +0.500%), 1/15/2029	66,189
67,298		Series 2111, Class MB, 2.891% (1-month USLIBOR +0.500%), 1/15/2029	67,628
68,730		Series 2111, Class MC, 2.891% (1-month USLIBOR +0.500%), 1/15/2029	69,067
51,568		Series 2286, Class FA, 2.791% (1-month USLIBOR +0.400%), 2/15/2031	51,794
104,748		Series 2296, Class FC, 2.891% (1-month USLIBOR +0.500%), 6/15/2029	105,607
169,922		Series 2326, Class FJ, 3.341% (1-month USLIBOR +0.950%), 6/15/2031	172,962
270,020		Series 2344, Class FP, 3.341% (1-month USLIBOR +0.950%), 8/15/2031	274,924
121,696		Series 2367, Class FG, 3.011% (1-month USLIBOR +0.620%), 6/15/2031	123,045
48,912		Series 2380, Class FI, 2.991% (1-month USLIBOR +0.600%), 6/15/2031	49,153
294,854		Series 2380, Class FL, 2.991% (1-month USLIBOR +0.600%), 11/15/2031	297,121
168,946		Series 2386, Class FE, 3.091% (1-month USLIBOR +0.700%), 6/15/2031	171,200
68,684		Series 2389, Class FI, 3.141% (1-month USLIBOR +0.750%), 6/15/2031	69,700
14,998		Series 2395, Class FT, 2.841% (1-month USLIBOR +0.450%), 12/15/2031	15,089
20,166		Series 2396, Class FL, 2.991% (1-month USLIBOR +0.600%), 12/15/2031	20,344
193,720		Series 2412, Class OF, 3.341% (1-month USLIBOR +0.950%), 12/15/2031	197,375
108,419		Series 2418, Class FO, 3.291% (1-month USLIBOR +0.900%), 2/15/2032	109,352
61,416		Series 2451, Class FC, 3.391% (1-month USLIBOR +1.000%), 5/15/2031	62,608
5,944		Series 2452, Class FG, 2.941% (1-month USLIBOR +0.550%), 3/15/2032	6,011
88,641		Series 2460, Class FE, 3.391% (1-month USLIBOR +1.000%), 6/15/2032	90,347
35,000		Series 2470, Class FI, 2.791% (1-month USLIBOR +0.400%), 10/15/2026	35,150
62,264		Series 2470, Class FW, 3.391% (1-month USLIBOR +1.000%), 5/15/2031	63,473
59,616		Series 2470, Class FX, 3.391% (1-month USLIBOR +1.000%), 5/15/2031	60,773
89,039		Series 2470, Class GF, 3.391% (1-month USLIBOR +1.000%), 6/15/2032	90,752
49,189		Series 2471, Class FS, 2.891% (1-month USLIBOR +0.500%), 2/15/2032	49,636
229,059		Series 2475, Class FL, 3.391% (1-month USLIBOR +1.000%), 2/15/2032	233,744
152,706		Series 2476, Class FC, 3.391% (1-month USLIBOR +1.000%), 2/15/2032	155,829
90,559		Series 2477, Class FD, 2.791% (1-month USLIBOR +0.400%), 7/15/2032	91,184
98,934		Series 2479, Class FA, 2.791% (1-month USLIBOR +0.400%), 8/15/2032	99,421
45,734		Series 2481, Class FC, 3.391% (1-month USLIBOR +1.000%), 5/15/2031	46,622
105,820		Series 2493, Class F, 2.791% (1-month USLIBOR +0.400%), 9/15/2029	106,518
104,647		Series 2495, Class F, 2.791% (1-month USLIBOR +0.400%), 9/15/2032	105,032
92,141		Series 2498, Class HF, 3.391% (1-month USLIBOR +1.000%), 6/15/2032	93,914
55,604		Series 2504, Class FP, 2.891% (1-month USLIBOR +0.500%), 3/15/2032	56,117
159,282		Series 2526, Class FC, 2.791% (1-month USLIBOR +0.400%), 11/15/2032	159,806
149,253		Series 2530, Class FK, 2.791% (1-month USLIBOR +0.400%), 6/15/2029	150,144
261,669		Series 2551, Class FD, 2.791% (1-month USLIBOR +0.400%), 1/15/2033	263,257
32,315		Series 2571, Class FK, 2.891% (1-month USLIBOR +0.500%), 9/15/2023	32,365
44,319		Series 2610, Class FD, 2.891% (1-month USLIBOR +0.500%), 12/15/2032	44,741
790,233		Series 2631, Class FC, 2.791% (1-month USLIBOR +0.400%), 6/15/2033	794,979
175,265		Series 2671, Class F, 2.841% (1-month USLIBOR +0.450%), 9/15/2033	176,742

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation REMIC—continued
$ 240,949		Series 2684, Class FV, 3.291% (1-month USLIBOR +0.900%), 10/15/2033	$ 245,613
1,034,604		Series 2750, Class FG, 2.399% (1-month USLIBOR +0.400%), 2/15/2034	1,036,451
2,575,751		Series 2750, Class FH, 2.499% (1-month USLIBOR +0.500%), 2/15/2034	2,591,277
127,619		Series 2796, Class FD, 2.741% (1-month USLIBOR +0.350%), 7/15/2026	128,018
415,456		Series 2812, Class LF, 2.791% (1-month USLIBOR +0.400%), 6/15/2034	417,698
308,092		Series 3036, Class NF, 2.691% (1-month USLIBOR +0.300%), 8/15/2035	308,471
63,216		Series 3085, Class FW, 3.091% (1-month USLIBOR +0.700%), 8/15/2035	64,360
458,269		Series 3085, Class VF, 2.711% (1-month USLIBOR +0.320%), 12/15/2035	457,781
493,521		Series 3184, Class JF, 2.791% (1-month USLIBOR +0.400%), 7/15/2036	495,994
449,585		Series 3191, Class FE, 2.791% (1-month USLIBOR +0.400%), 7/15/2036	450,205
37,630		Series 3300, Class FA, 2.691% (1-month USLIBOR +0.300%), 8/15/2035	37,675
37,764		Series 3325, Class NF, 2.691% (1-month USLIBOR +0.300%), 8/15/2035	37,809
487,708		Series 3380, Class FP, 2.741% (1-month USLIBOR +0.350%), 11/15/2036	489,380
373,651		Series 3542, Class NF, 3.141% (1-month USLIBOR +0.750%), 7/15/2036	380,490
10,421,165		Series 4826, Class KF, 2.691% (1-month USLIBOR +0.300%), 9/15/2048	10,374,691
19,581,158		Series 4915, Class FD, 2.893% (1-month USLIBOR +0.450%), 9/25/2049	19,618,065
3,827,183		Series 4925, Class FH, 2.843% (1-month USLIBOR +0.400%), 10/25/2049	3,837,503
2,954,250		Series 4936, Class PF, 2.943% (1-month USLIBOR +0.500%), 12/25/2049	2,965,126
16,792,467		Series 4944, Class HF, 2.893% (1-month USLIBOR +0.450%), 1/25/2050	16,878,669
8,068,026		Series 4965, Class KF, 3.093% (1-month USLIBOR +0.650%), 4/25/2050	8,166,431
3,517,542		Series KF85, Class AL, 2.662% (1-month USLIBOR +0.300%), 8/25/2030	3,493,631
9,469,300		Series KF86, Class AS, 1.874% (SOFR +0.320%), 8/25/2027	9,402,791
12,250,884		Series KF87, Class AL, 2.712% (1-month USLIBOR +0.350%), 8/25/2030	12,089,513
7,216,762		Series KF88, Class AL, 2.692% (1-month USLIBOR +0.330%), 9/25/2030	7,158,127
		TOTAL	120,442,792
		Federal National Mortgage Association REMIC—11.5%
5,093		Series 1993-62, Class FA, 4.813% (Cost of Funds - 11th District - San Francisco +1.200%), 4/25/2023	5,100
18,942		Series 1993-165, Class FE, 3.593% (1-month USLIBOR +1.150%), 9/25/2023	18,997
42,614		Series 1998-22, Class FA, 2.777% (1-month USLIBOR +0.400%), 4/18/2028	42,655
19,418		Series 2000-34, Class F, 2.893% (1-month USLIBOR +0.450%), 10/25/2030	19,506
9,547		Series 2000-37, Class FA, 2.943% (1-month USLIBOR +0.500%), 11/25/2030	9,600
5,276		Series 2001-34, Class FB, 0.767%, 12/18/2028	5,276
22,055		Series 2001-34, Class FL, 2.943% (1-month USLIBOR +0.500%), 8/25/2031	22,204
135,490		Series 2001-46, Class F, 2.777% (1-month USLIBOR +0.400%), 9/18/2031	135,740
125,512		Series 2001-53, Class FX, 2.793% (1-month USLIBOR +0.350%), 10/25/2031	125,703
247,808		Series 2001-56, Class FG, 2.943% (1-month USLIBOR +0.500%), 10/25/2031	249,646
82,733		Series 2001-68, Class FD, 2.943% (1-month USLIBOR +0.500%), 12/25/2031	83,382
105,456		Series 2002-4, Class FJ, 2.893% (1-month USLIBOR +0.450%), 2/25/2032	106,071
128,557		Series 2002-8, Class FA, 3.127% (1-month USLIBOR +0.750%), 3/18/2032	130,637
137,822		Series 2002-9, Class FH, 2.943% (1-month USLIBOR +0.500%), 3/25/2032	138,786
168,786		Series 2002-17, Class JF, 3.443% (1-month USLIBOR +1.000%), 4/25/2032	172,245
164,981		Series 2002-34, Class FC, 3.377% (1-month USLIBOR +1.000%), 12/18/2031	168,197
101,273		Series 2002-37, Class F, 3.243% (1-month USLIBOR +0.800%), 11/25/2031	102,640
5,752		Series 2002-39, Class FB, 2.927% (1-month USLIBOR +0.550%), 3/18/2032	5,816
47,620		Series 2002-41, Class F, 2.993% (1-month USLIBOR +0.550%), 7/25/2032	47,765
481,626		Series 2002-47, Class NF, 3.443% (1-month USLIBOR +1.000%), 4/25/2032	490,994
76,821		Series 2002-52, Class FD, 2.943% (1-month USLIBOR +0.500%), 9/25/2032	77,447
98,320		Series 2002-53, Class FG, 3.543% (1-month USLIBOR +1.100%), 7/25/2032	100,463
350,121		Series 2002-58, Class FD, 3.043% (1-month USLIBOR +0.600%), 8/25/2032	354,423
121,185		Series 2002-64, Class FJ, 3.443% (1-month USLIBOR +1.000%), 4/25/2032	123,669
57,908		Series 2002-74, Class FV, 2.893% (1-month USLIBOR +0.450%), 11/25/2032	58,043

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association REMIC—continued
$ 67,195		Series 2002-75, Class FD, 3.377% (1-month USLIBOR +1.000%), 11/18/2032	$ 68,596
213,523		Series 2002-77, Class FH, 2.777% (1-month USLIBOR +0.400%), 12/18/2032	214,738
41,589		Series 2002-82, Class FB, 2.943% (1-month USLIBOR +0.500%), 12/25/2032	41,980
171,572		Series 2002-82, Class FC, 3.443% (1-month USLIBOR +1.000%), 9/25/2032	175,171
60,367		Series 2002-82, Class FG, 2.893% (1-month USLIBOR +0.450%), 12/25/2032	60,794
349,928		Series 2002-89, Class F, 2.743% (1-month USLIBOR +0.300%), 1/25/2033	351,165
68,627		Series 2002-90, Class FH, 2.943% (1-month USLIBOR +0.500%), 9/25/2032	69,267
644,335		Series 2002-93, Class FJ, 2.993% (1-month USLIBOR +0.550%), 1/25/2033	651,689
71,296		Series 2003-2, Class FA, 2.943% (1-month USLIBOR +0.500%), 2/25/2033	71,966
61,724		Series 2003-14, Class FT, 2.943% (1-month USLIBOR +0.500%), 3/25/2033	62,328
175,575		Series 2003-19, Class FY, 2.843% (1-month USLIBOR +0.400%), 3/25/2033	176,675
120,286		Series 2003-21, Class TF, 2.893% (1-month USLIBOR +0.450%), 3/25/2033	121,278
229,139		Series 2003-66, Class FA, 2.793% (1-month USLIBOR +0.350%), 7/25/2033	229,957
285,138		Series 2003-79, Class FC, 2.893% (1-month USLIBOR +0.450%), 8/25/2033	286,949
145,287		Series 2003-102, Class FT, 2.843% (1-month USLIBOR +0.400%), 10/25/2033	145,779
337,800		Series 2003-107, Class FD, 2.943% (1-month USLIBOR +0.500%), 11/25/2033	341,126
816,470		Series 2003-116, Class HF, 2.993% (1-month USLIBOR +0.550%), 11/25/2033	825,076
270,017		Series 2003-121, Class FD, 2.843% (1-month USLIBOR +0.400%), 12/25/2033	271,713
355,440		Series 2004-2, Class FW, 2.843% (1-month USLIBOR +0.400%), 2/25/2034	357,324
567,841		Series 2004-17, Class FT, 2.843% (1-month USLIBOR +0.400%), 4/25/2034	570,734
343,188		Series 2004-49, Class FN, 2.843% (1-month USLIBOR +0.400%), 7/25/2034	344,519
966,161		Series 2004-49, Class FQ, 2.893% (1-month USLIBOR +0.450%), 7/25/2034	970,967
803,065		Series 2004-51, Class FY, 2.823% (1-month USLIBOR +0.380%), 7/25/2034	805,241
390,277		Series 2004-53, Class FC, 2.893% (1-month USLIBOR +0.450%), 7/25/2034	393,060
242,161		Series 2004-64, Class FW, 2.893% (1-month USLIBOR +0.450%), 8/25/2034	243,526
381,963		Series 2005-104, Class FA, 2.843% (1-month USLIBOR +0.400%), 12/25/2035	383,875
1,291,290		Series 2006-75, Class FP, 2.743% (1-month USLIBOR +0.300%), 8/25/2036	1,293,087
318,553		Series 2006-79, Class DF, 2.793% (1-month USLIBOR +0.350%), 8/25/2036	319,490
441,658		Series 2006-81, Class FA, 2.793% (1-month USLIBOR +0.350%), 9/25/2036	443,089
1,070,710		Series 2006-90, Class FE, 2.893% (1-month USLIBOR +0.450%), 9/25/2036	1,078,565
508,064		Series 2006-98, Class FB, 2.753% (1-month USLIBOR +0.310%), 10/25/2036	508,887
1,857,200		Series 2006-W1, Class 2AF1, 2.663% (1-month USLIBOR +0.220%), 2/25/2046	1,835,890
518,548		Series 2008-52, Class FD, 2.793% (1-month USLIBOR +0.350%), 6/25/2036	520,205
763,396		Series 2009-57, Class NF, 3.044% (1-month USLIBOR +0.600%), 2/25/2037	767,612
100,711		Series 2006-98, Class FB, 2.944% (1-month USLIBOR +0.500%), 8/25/2039	101,595
6,569,521		Series 2012-116, Class FA, 2.743% (1-month USLIBOR +0.300%), 10/25/2042	6,572,662
4,132,374		Series 2018-31, Class FD, 2.743% (1-month USLIBOR +0.300%), 5/25/2048	4,109,838
12,118,941		Series 2018-70, Class HF, 2.793% (1-month USLIBOR +0.350%), 10/25/2058	12,142,371
6,268,532		Series 2018-95, Class FB, 2.843% (1-month USLIBOR +0.400%), 1/25/2049	6,283,035
13,293,614		Series 2019-35, Class FA, 2.843% (1-month USLIBOR +0.400%), 7/25/2049	13,323,534
23,229,461		Series 2019-41, Class FD, 2.943% (1-month USLIBOR +0.500%), 8/25/2059	23,392,760
10,064,106		Series 2019-67, Class FB, 2.893% (1-month USLIBOR +0.450%), 11/25/2049	10,087,107
8,504,666		Series 2019-81, Class FJ, 2.943% (1-month USLIBOR +0.500%), 1/25/2050	8,557,910
20,525,188		Series 2020-34, Class FA, 2.893% (1-month USLIBOR +0.450%), 6/25/2050	20,626,724
		TOTAL	122,994,859
		Government National Mortgage Association REMIC—13.0%
154,107		Series 2004-59, Class FV, 2.618% (1-month USLIBOR +0.250%), 10/20/2033	154,241
64,349		Series 2009-96, Class GF, 2.836% (1-month USLIBOR +0.450%), 4/16/2039	64,398
4,944,327		Series 2010-62, Class PF, 2.868% (1-month USLIBOR +0.500%), 5/20/2040	4,966,843
3,426,862		Series 2011-23, Class KF, 2.786% (1-month USLIBOR +0.400%), 2/16/2041	3,441,712
2,104,044		Series 2011-51, Class FA, 2.768% (1-month USLIBOR +0.400%), 4/20/2041	2,112,647

Principal Amount			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association REMIC—continued
$ 6,322,836		Series 2012-H15, Class FB, 2.297% (1-month USLIBOR +0.500%), 6/20/2062	$ 6,287,801
2,090,072		Series 2012-H18, Class FA, 2.347% (1-month USLIBOR +0.550%), 8/20/2062	2,084,456
2,453,324		Series 2012-H18, Class SA, 2.377% (1-month USLIBOR +0.580%), 8/20/2062	2,442,298
6,116,125		Series 2012-H24, Class FC, 2.197% (1-month USLIBOR +0.400%), 10/20/2062	6,061,236
6,742,257		Series 2012-H25, Class BF, 2.177% (1-month USLIBOR +0.380%), 9/20/2062	6,692,164
5,760,219		Series 2012-H29, Class BF, 2.137% (1-month USLIBOR +0.340%), 11/20/2062	5,715,617
6,841,057		Series 2012-H29, Class CF, 2.137% (1-month USLIBOR +0.340%), 2/20/2062	6,778,580
1,567,407		Series 2012-H30, Class SA, 2.167% (1-month USLIBOR +0.370%), 12/20/2062	1,551,011
4,566,758		Series 2012-H31, Class FA, 2.147% (1-month USLIBOR +0.350%), 11/20/2062	4,529,300
14,084,534		Series 2015-H02, Class FA, 2.447% (1-month USLIBOR +0.650%), 1/20/2065	13,948,347
16,565,358		Series 2015-H06, Class FB, 2.447% (1-month USLIBOR +0.650%), 2/20/2065	16,403,202
9,630,232		Series 2016-120, Class FA, 2.768% (1-month USLIBOR +0.400%), 9/20/2046	9,640,051
8,346,722		Series 2016-147, Class AF, 2.768% (1-month USLIBOR +0.400%), 10/20/2046	8,352,933
13,232,713		Series 2016-H26, Class FC, 2.797% (1-month USLIBOR +1.000%), 12/20/2066	13,266,601
16,259,264		Series 2017-H08, Class FC, 2.397% (1-month USLIBOR +0.600%), 3/20/2067	16,220,063
8,108,809		Series 2019-10, Class FC, 2.818% (1-month USLIBOR +0.450%), 1/20/2049	8,101,623
		TOTAL	138,815,124
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $381,331,047)	382,252,775
		GOVERNMENT AGENCIES—5.5%
	[1]	Federal Farm Credit Bank System Floating Rate Notes—1.4%
2,000,000		2.305% (SOFR +0.015%), 3/7/2023	1,999,945
7,000,000		2.325% (SOFR +0.035%), 4/21/2023	7,001,629
2,000,000		2.325% (SOFR +0.035%), 5/19/2023	2,000,524
2,000,000		2.345% (SOFR +0.055%), 9/1/2022	2,000,196
2,000,000		2.350% (SOFR +0.060%), 12/1/2022	2,000,201
		TOTAL	15,002,495
		Federal Farm Credit System—2.1%
5,000,000		0.100%, 10/19/2022	4,981,041
5,000,000		0.100%, 11/23/2022	4,968,204
2,000,000		0.160%, 12/5/2022	1,985,356
10,000,000		2.650%, 3/8/2023	9,974,133
		TOTAL	21,908,734
		Federal Home Loan Bank System—1.1%
3,000,000		1.738%, 12/23/2022	2,990,279
2,000,000		1.758%, 12/23/2022	1,993,813
2,000,000		2.240%, 6/23/2023	1,977,749
3,000,000		3.020%, 8/10/2023	2,990,983
2,000,000		3.510%, 9/22/2023	1,995,022
		TOTAL	11,947,846
	[1]	Federal Home Loan Bank System Floating Rate Notes—0.7%
1,500,000		2.330% (SOFR +0.040%), 9/1/2022	1,499,629
2,000,000		2.345% (SOFR +0.055%), 2/3/2023	2,002,060
1,600,000		2.350% (SOFR +0.060%), 12/2/2022	1,600,203
2,500,000		2.350% (SOFR +0.060%), 12/16/2022	2,500,215
		TOTAL	7,602,107
	[1]	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.2%
2,400,000		2.355% (SOFR +0.065%), 9/1/2022	2,400,236
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $59,128,953)	58,861,418

Principal Amount			Value
		U.S. TREASURIES—2.0%
	[2]	U.S. Treasury Bills—0.4%
$ 3,000,000		United States Treasury Bills, 1.530%, 11/25/2022	$ 2,979,999
2,000,000		United States Treasury Bills, 3.020%, 6/15/2023	1,947,851
		TOTAL	4,927,850
		U.S. Treasury Notes—1.6%
5,000,000		United States Treasury Floating Rate Notes, 2.826% (91-day T-Bill -0.075%), 9/7/2022	4,990,635
2,000,000		United States Treasury Floating Rate Notes, 2.886% (91-day T-Bill -0.015%), 9/7/2022	1,999,020
3,000,000		United States Treasury Floating Rate Notes, 2.930% (91-day T-Bill +0.029%), 9/7/2022	3,001,839
4,000,000		United States Treasury Floating Rate Notes, 2.935% (91-day T-Bill +0.034%), 9/7/2022	4,002,592
3,000,000		United States Treasury Floating Rate Notes, 2.936% (91-day T-Bill +0.035%), 9/7/2022	3,000,894
		TOTAL	16,994,980
		TOTAL U.S. TREASURIES (IDENTIFIED COST $21,950,345)	21,922,830
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal National Mortgage Association—0.1%
1,553,347		3.500%, 9/1/2049	1,505,519
36,336		7.500%, 1/1/2032	39,350
85,012		7.500%, 8/1/2032	92,355
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,818,629)	1,637,224
	[1]	ADJUSTABLE RATE MORTGAGES—0.1%
		Federal National Mortgage Association ARM—0.1%
71,402		2.044%, 5/1/2040	72,276
82,342		2.044%, 8/1/2040	83,430
33,869		2.063%, 9/1/2027	33,852
329,200		2.175%, 4/1/2033	327,153
25,348		2.308%, 4/1/2024	25,217
10,353		2.340%, 2/1/2033	10,569
6,396		2.415%, 12/1/2032	6,539
25,369		3.172%, 5/1/2036	25,890
345,158		3.204%, 8/1/2034	353,661
93,949		3.652%, 9/1/2035	96,395
90,701		3.835%, 6/1/2036	94,057
9,689		4.101%, 8/1/2032	9,959
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,143,087)	1,138,998
		REPURCHASE AGREEMENTS—56.5%
203,678,000		Interest in $2,230,000,000 joint repurchase agreement 2.30%, dated 8/31/2022 under which Bank of America, N.A. will repurchase securities provided as collateral for $2,230,142,472 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2050 and the market value of those underlying securities was $2,274,745,322.	203,678,000
200,000,000		Interest in $750,000,000 joint repurchase agreement 2.30%, dated 8/31/2022 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $750,047,917 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2072 and the market value of those underlying securities was $771,730,870.	200,000,000
200,000,000		Interest in $1,000,000,000 joint repurchase agreement 2.31%, dated 8/31/2022 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,064,167 on 9/1/2022. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2052 and the market value of those underlying securities was $1,020,000,000.	200,000,000
		TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $603,678,000)	603,678,000
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $1,069,050,061)	1,069,491,245
		OTHER ASSETS AND LIABILITIES - NET—(0.0)%[3]	(489,242)
		TOTAL NET ASSETS—100%	$1,069,002,003

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Discount rate at time of purchase.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of August 31, 2022, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate